MAINTENANCE RIGHTS	12 Months Ended
Dec. 31, 2015
MAINTENANCE RIGHTS [Abstract]
MAINTENANCE RIGHTS
7.	MAINTENANCE RIGHTS

Changes in maintenance right assets, net of maintenance right liabilities, during the years ended December 31, 2015 and 2014 were as follows:

	December 31, 2015	December 31, 2014
	(Dollars in thousands)
Maintenance rights, net beginning balance	$144,920	$122,721
Acquisition	8,606	45,086
Capitalized to aircraft improvements	(6,591)	(48)
Maintenance rights written off as end of lease income	(5,781)	1,895
Cash (receipts) payments in settlement of maintenance rights	(5,253)	2,453
Maintenance rights written off due to sale of aircraft	(41,408)	(27,187)
Maintenance rights, net at end of period	$94,493	$144,920